DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details 2) (USD $)	Sep. 30, 2013		Dec. 31, 2012
Gross amounts of recognized assets	$ 67,487,042		$ 22,648,552
Gross amounts offset in the Balance Sheet	(42,740,194)		(14,023,737)
Net amounts of assets presented in the Balance Sheet	24,746,848		8,624,815
Net amounts of assets, Financial instruments	(23,205,354)	[1]	(8,612,753)	[1]
Net amounts of assets, Cash collateral (Received) / Pledged	0	[1]	0	[1]
Net amounts of assets, Net amount	1,541,494		12,062
Gross amounts of recognized liabilities	(424,294,123)		(77,730,491)
Gross amounts offset in the Balance Sheet	42,740,194		14,023,737
Net amounts of liabilities presented in the Balance Sheet	(381,553,929)		(63,706,754)
Net amounts of liabilities, Financial instruments	377,044,000	[1]	63,423,000	[1]
Net amounts of liabilities, Cash collateral (Received) / Pledged	4,509,929	[1]	283,754	[1]
Net amounts of liabilities, Net amount	0		0
Repurchase Agreements [Member]
Gross amounts of recognized liabilities	(377,044,000)		(63,423,000)
Gross amounts offset in the Balance Sheet	0		0
Net amounts of liabilities presented in the Balance Sheet	(377,044,000)		(63,423,000)
Net amounts of liabilities, Financial instruments	377,044,000	[1]	63,423,000	[1]
Net amounts of liabilities, Cash collateral (Received) / Pledged	0	[1]	0	[1]
Net amounts of liabilities, Net amount	0		0
Linked Tansactions [Member]
Gross amounts of recognized assets	65,825,235	[2]	22,636,490	[2]
Gross amounts offset in the Balance Sheet	(42,619,881)	[2]	(14,023,737)	[2]
Net amounts of assets presented in the Balance Sheet	23,205,354	[2]	8,612,753	[2]
Net amounts of assets, Financial instruments	(23,205,354)	[1],[2]	(8,612,753)	[1],[2]
Net amounts of assets, Cash collateral (Received) / Pledged	0	[1],[2]	0	[1],[2]
Net amounts of assets, Net amount	0	[2]	0	[2]
Gross amounts of recognized liabilities	(42,619,881)	[2]	(14,023,737)	[2]
Gross amounts offset in the Balance Sheet	42,619,881	[2]	14,023,737	[2]
Net amounts of liabilities presented in the Balance Sheet	0	[2]	0	[2]
Net amounts of liabilities, Financial instruments	0	[1],[2]	0	[1],[2]
Net amounts of liabilities, Cash collateral (Received) / Pledged	0	[1],[2]	0	[1],[2]
Net amounts of liabilities, Net amount	0	[2]	0	[2]
Interest Rate Swap [Member]
Gross amounts of recognized liabilities	(4,630,242)		(283,754)
Gross amounts offset in the Balance Sheet	0		0
Net amounts of liabilities presented in the Balance Sheet	(4,630,242)		(283,754)
Net amounts of liabilities, Financial instruments	0	[1]	0	[1]
Net amounts of liabilities, Cash collateral (Received) / Pledged	4,630,242	[1]	283,754	[1]
Net amounts of liabilities, Net amount	0		0
Swaption [Member]
Gross amounts of recognized assets	1,541,494		12,062
Gross amounts offset in the Balance Sheet	0		0
Net amounts of assets presented in the Balance Sheet	1,541,494		12,062
Net amounts of assets, Financial instruments	0	[1]	0	[1]
Net amounts of assets, Cash collateral (Received) / Pledged	0	[1]	0	[1]
Net amounts of assets, Net amount	1,541,494		12,062
Futures [Member]
Gross amounts of recognized assets	120,313
Gross amounts offset in the Balance Sheet	(120,313)
Net amounts of assets presented in the Balance Sheet	0
Net amounts of assets, Financial instruments	0	[1]
Net amounts of assets, Cash collateral (Received) / Pledged	0	[1]
Net amounts of assets, Net amount	0
Gross amounts of recognized liabilities	0
Gross amounts offset in the Balance Sheet	120,313
Net amounts of liabilities presented in the Balance Sheet	120,313
Net amounts of liabilities, Financial instruments	0	[1]
Net amounts of liabilities, Cash collateral (Received) / Pledged	(120,313)	[1]
Net amounts of liabilities, Net amount	$ 0

[1]	Amounts presented are limited in total to the net amount of assets or liabilities presented in the condensed consolidated balance sheets by instrument. Excess cash collateral or financial assets that are pledged to counterparties may exceed the financial liabilities subject to Master Arrangements or similar agreements, or counterparties may have pledged excess cash collateral to the Company that exceed the corresponding financial assets. These excess amounts are excluded from the tables above.
[2]	RMBS securities within a linked transaction serve as collateral for the linked transaction. See Note 3 "Non-Hedging Activity - Linked Transactions" for information on linked transaction arrangements.